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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
         SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES
                                   THEREUNDER

         Report for the Calendar Year or Quarter Ended December 31, 2001
                                                       -----------------

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)

--------------------------------------------------------------------------------
If amended report check here:

Micahel B. Elefante
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

 Hemenway & Barnes        60 State Street       Boston      MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)              (City)      (State)       (Zip)

  (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

------------------------------  ATTENTION  -------------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day
                             ------              -------------        ------
of February, 2002.
   ---------------

                           Michael B. Elefante
                          ------------------------------------------------------
                          (Name of Institutional Investment Manager)


                          ------------------------------------------------------
                          (Manual Signature of Person Duly Authorized
                           to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                      13F File No.:       Name:                       13F File No.:
1.   Timothy F. Fidgeon (17)*              28-06169            6.
--------------------------------------     ----------------    ----------------------      ----------------
2.   Fiduciary Trust Co.                   28-471              7.
--------------------------------------     ----------------    ----------------------      ----------------
3.   Gannett, Welsh & Kotler               28-4145             8.
--------------------------------------     ----------------    ----------------------      ----------------
4.   Roy A. Hammer (14)*                   28-5798             9.
--------------------------------------     ----------------    ----------------------      ----------------
5.   State Street Boston Corp.             28-399              10.
--------------------------------------     ----------------    ----------------------      ----------------

* Refers to manager number on attached detail in Item 7.

                                                                                                                              PAGE:1
AS OF: DECEMBER 31, 2001                                  FORM 13F                           SEC FILE # MICHAEL B. ELEFANTE\28-06281

          ITEM 1:                ITEM 2:          ITEM 3:       ITEM 4:       ITEM 5:     ITEM 6:      ITEM 7:          ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS       CUSIP      FAIR MARKET    SHARES OR   INVESTMENT    MANAGERS    VOTING AUTHORITY
                                                  NUMBER        VALUE       PRINCIPAL   DISCRETION               (A)    (B)    (C)
                                                                             AMOUNT     (A) (B) (C)             SOLE   SHARED  NONE
AES CORP                      COMMON STOCK       00130H105      186390         11400            xx                      11400
ABBOTT LABS                   COMMON STOCK       002824100      217425          3900            xx                       3900
AMERICAN HOME PRODUCTS        COMMON STOCK       026609107      527696          8600            xx                       8600
AMGEN INC                     COMMON STOCK       031162100      427533          7575            xx                       7575
ANALOG DEVICES, INC.          COMMON STOCK       032654105      672509         15150            xx                      15150
AUTOMATIC DATA PROCESSING     COMMON STOCK       053015103      544825          9250            xx                       9250
AVERY DENNISON CORP           COMMON STOCK       053611109      528556          9350            xx                       9350
BP PLC ADR                    COMMON STOCK       055622104      895224         19248            xx                      19248
BERKSHIRE HATHAWAY INC        CLASS B            084670207      462075           183            xx                        183
BRISTOL-MYERS SQUIBB CO       COMMON STOCK       110122108      565590         11090            xx                      11090
CISCO SYS INC                 COMMON STOCK       17275R102      225596         12457            xx                      12457
COGNEX                        COMMON STOCK       192422103      344455         13450            xx                      13450
CONEXANT SYSTEMS INC          COMMON STOCK       207142100      282117         19646            xx                      19646
DEVRY INC                     COMMON STOCK       251893103      227600          8000            xx                       8000

                                                                                                                              PAGE 2
AS OF: DECEMBER 31, 2001                                      FORM 13F                       SEC FILE # MICHAEL B. ELEFANTE\28-06281

          ITEM 1:                ITEM 2:           ITEM 3:      ITEM 4:       ITEM 5:     ITEM 6:      ITEM 7:          ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS        CUSIP     FAIR MARKET    SHARES OR   INVESTMENT    MANAGERS    VOTING AUTHORITY
                                                   NUMBER       VALUE       PRINCIPAL   DISCRETION               (A)    (B)    (C)
                                                                             AMOUNT     (A) (B) (C)             SOLE   SHARED  NONE
DOW JONES & CO INC           COMMON STOCK         260561105     8140267        148735            xx                      148735
DOW JONES & CO INC           CLASS B (RESTRICTED) 260561204     9809532        179235            xx                      179235
E I DU PONT DE NEMOURS & CO  COMMON STOCK         263534109      442104         10400            xx                       10400
EMC CORP                     COMMON STOCK         268648102      378067         28130            xx                       28130
EMERSON ELECTRIC CO          COMMON STOCK         291011104      468220          8200            xx                        8200
EXXON MOBIL CORP             COMMON STOCK         30231G102     1010010         25700            xx                       25700
FLEETBOSTON FINANCIAL CORP   COMMON STOCK         339030108      376133         10305            xx                       10305
FUEL CELL ENERGY INC         COMMON STOCK         35952H106      425383         23450            xx                       23450
GENERAL ELECTRIC CO          COMMON STOCK         369604103     2479549         61865            xx                       61865
GENERAL MILLS INC.           COMMON STOCK         370334104      260050          5000            xx                        5000
HELMERICH & PAYNE INC        COMMON STOCK         423452101      243674          7300            xx                        7300
IGEN INTERNATIONAL INC       COMMON STOCK         449536101      290725          7250            xx                        7250

                                                                                                                              PAGE:3
AS OF: DECEMBER 31, 2001                                       FORM 13F                      SEC FILE # MICHAEL B. ELEFANTE\28-06281

          ITEM 1:                ITEM 2:          ITEM 3:       ITEM 4:       ITEM 5:     ITEM 6:      ITEM 7:          ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS       CUSIP      FAIR MARKET    SHARES OR   INVESTMENT    MANAGERS    VOTING AUTHORITY
                                                  NUMBER        VALUE       PRINCIPAL   DISCRETION               (A)    (B)    (C)
                                                                             AMOUNT     (A) (B) (C)             SOLE   SHARED  NONE
INTEL CORPORATION            COMMON STOCK         458140100      1843473         58616           xx                      58616
INTL BUSINESS MACHINES       COMMON STOCK         459200101       227526          1881           xx                       1881
JEFFERSON-PILOT CORP         COMMON STOCK         475070108       943260         20386           xx                      20386
JOHNSON & JOHNSON            COMMON STOCK         478160104      1723356         29160           xx                      29160
KOPIN CORP                   COMMON STOCK         500600101       401800         28700           xx                      28700
MERCK & CO INC               COMMON STOCK         589331107      1248030         21225           xx                      21225
MICROSOFT CORP               COMMON STOCK         594918104       755250         11400           xx                      11400
MINNESOTA MINING & MFG CO.   COMMON STOCK         604059105       626513          5300           xx                       5300
PFIZER INC                   COMMON STOCK         717081103       396508          9950           xx                       9950
PROCTER & GAMBLE CO          COMMON STOCK         742718109       427302          5400           xx                       5400
ROCKWELL INT'L CORP (NEW)    COMMON STOCK         773903109       200925         11250           xx                      11250
ROCKWELL COLLINS INC         COMMON STOCK         774341101       264225         13550           xx                      13550
SCHLUMBERGER LTD             COMMON STOCK         806857108       250023          4550           xx                       4550
SEPRACOR INC                 COMMON STOCK         817315104       589145         10325           xx                      10325
TOTAL:                                                          40328641